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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Iron Horse Capital Management, L.P.
Address:          230 Park Avenue, 7th floor
                  New York, NY 10169


Form 13F File Number:      028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald J. Cavataio
Title:            Chief Financial Officer
Phone:            (212) 499-2563

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio          New York, New York             August 10, 2007
-----------------------      ------------------------       --------------------
      [Signature]                 [City, State]                    [Date]


Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                              Form 13F Summary Page

Report Summary:


Number of Other Included Managers:                                  0
                                                           ----------
Form 13F Information Table Entry Total:                            38
                                                           ----------
Form 13F Information Table Value Total:                      $153,318
                                                           ----------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                Form 13F File Number                     Name

        ------------
        None.


                                                 Iron Horse Capital Management, L.P.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2007



                                                                                    Investment Discretion          Voting Authority
                                             Fair Market                            ---------------------          ----------------
                          Title                  Value        Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class   Cusip   (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers Sole Shared None
------                   --------   -----   --------------   ---------   ---  ----  ---- ------- ------  -------- ---- ------ ----
ASSISTED LIVING CONCPT
NEV N                     CL A     04544X102      $2,617        245,700   SH         SOLE                         245,700  0    0
------------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC         COMMON
                          STOCK    064057102      $5,611        135,400   SH         SOLE                         135,400  0    0
------------------------------------------------------------------------------------------------------------------------------------
BIOFUEL ENERGY CORP       COMMON
                          STOCK    09064Y109      $2,237        210,000   SH         SOLE                         210,000  0    0
------------------------------------------------------------------------------------------------------------------------------------
CARPENTER TECHNOLOGY      COMMON
CORP                      STOCK    144285103      $4,326         33,200   SH         SOLE                          33,200  0    0
------------------------------------------------------------------------------------------------------------------------------------
DELIA'S INC NEW           COMMON
                          STOCK    246911101      $3,494        457,946   SH         SOLE                         457,946  0    0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP         COMMON
                          STOCK    25179M103      $2,529         32,300   SH         SOLE                          32,300  0    0
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP            COMMON
                          STOCK    34354P105      $4,733         66,100   SH         SOLE                          66,100  0    0
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL PMTS INC           COMMON
                          STOCK    37940X102      $1,983         50,000   SH         SOLE                          50,000  0    0
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC   COMMON
                          STOCK    38141G104      $3,663         16,900   SH         SOLE                          16,900  0    0
------------------------------------------------------------------------------------------------------------------------------------
                          UNIT
GRANAHAN MCCOURT ACQ      10/18/
CORP                      2010     385034202      $1,023        113,800   SH         SOLE                         113,800  0    0
------------------------------------------------------------------------------------------------------------------------------------
GRANITE CONSTR INC        COMMON
                          STOCK    387328107      $4,204         65,500   SH         SOLE                          65,500  0    0
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP        COMMON
                          STOCK    432848109      $5,673        169,500   SH         SOLE                         169,500  0    0
------------------------------------------------------------------------------------------------------------------------------------
INTERNET CAP GROUP INC    COMMON
                          NEW      46059C205      $1,694        136,575   SH         SOLE                         136,575  0    0
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY     COMMON
GRP NE                    STOCK    46145F105      $3,037         70,100   SH         SOLE                          70,100  0    0
------------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                 COMMON
                          STOCK    47023A101      $2,946        322,350   SH         SOLE                         322,350  0    0
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   COMMON
COMMUNICATIONS INC        STOCK    52729N100      $4,280        731,600   SH         SOLE                         731,600  0    0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG CORP   INT COM
                          SER A    53071M104      $5,466        244,800   SH         SOLE                         244,800  0    0
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                 COMMON
                          STOCK    55616P104      $7,065        177,600   SH         SOLE                         177,600  0    0
------------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLDWIDE INC     COMMON
                          STOCK    611742107      $4,714        114,700   SH         SOLE                         114,700  0    0
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ STK MKT INC        COMMON
                          STOCK    631103108      $5,858        197,186   SH         SOLE                         197,186  0    0
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP     COMMON
                          STOCK    655844108      $4,263         81,100   SH         SOLE                          81,100  0    0
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVESTMENTS INC    CL A     67090F106      $5,917         95,200   SH         SOLE                          95,200  0    0
------------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC   COMMON
                          STOCK    684010101      $5,415        211,029   SH         SOLE                         211,029  0    0
------------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP        COMMON
                          STOCK    688239201     $12,118        192,597   SH         SOLE                         192,597  0    0
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON COMPANIES INC   COMMON
                          STOCK    703395103      $2,451         65,750   SH         SOLE                          65,750  0    0
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP       COMMON
                          STOCK    704549104      $4,088         84,500   SH         SOLE                          84,500  0    0
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP     COMMON
                          STOCK    716495106      $2,780        175,276   SH         SOLE                         175,276  0    0
------------------------------------------------------------------------------------------------------------------------------------
RTI INTL METALS INC       COMMON
                          STOCK    74973W107      $3,957         52,500   SH         SOLE                          52,500  0    0
------------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC             CL A     858155203      $3,522        190,400   SH         SOLE                         190,400  0    0
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS SER TR       SPDR S&P
                          HOME
                          BUILD    86330E745      $4,151        137,300   SH         SOLE                         137,300  0    0
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC             COMMON
                          STOCK    868536103      $2,464         53,200   SH         SOLE                          53,200  0    0
------------------------------------------------------------------------------------------------------------------------------------
                          UNIT
TAILWIND FINL INC         99/99/
                          9999     874023203       $255          30,000   SH         SOLE                          30,000  0    0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC            COMMON
                          STOCK    882491103      $6,092         77,700   SH         SOLE                          77,700  0    0
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC     CL A     88732J108      $7,842        200,200   SH         SOLE                         200,200  0    0
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL COMPRESSION     COMMON
HLDGS                     STOCK    913431102      $3,225         44,500   SH         SOLE                          44,500  0    0
------------------------------------------------------------------------------------------------------------------------------------
                          UNIT
VANTAGE EMERGY            99/99
SERVICES INC              9999     92209F201       $333          40,000   SH         SOLE                          40,000  0    0
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO             COMMON
                          STOCK    959802109      $4,085        196,100   SH         SOLE                         196,100  0    0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SCOTSMAN         COMMON
INTL INC                  STOCK    96950G102      $3,207        134,695   SH         SOLE                         134,695  0    0
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                                        $153,318
(in thousands)
